Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Intangible Assets by Major Class [Line Items]
Aggregate amortization expenses for intangible assets	$ 87	¥ 7,244	¥ 8,203	¥ 9,021
Estimated amortization expenses in fiscal 2012	83	6,876
Estimated amortization expenses in fiscal 2013	76	6,329
Estimated amortization expenses in fiscal 2014	63	5,213
Estimated amortization expenses in fiscal 2015	45	3,761
Estimated amortization expenses in fiscal 2016	$ 34	¥ 2,835